Risk Management - Schedule of Geographic Concentration of Insurance and Investment Contract Liabilities, Including Embedded Derivatives (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	$ 350,909	$ 342,890
US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	228,284	229,203
Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	122,625	113,687
Gross insurance contract liabilities [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	395,488	388,726
Gross insurance contract liabilities [Member] | US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	271,090	273,848
Gross insurance contract liabilities [Member] | Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	124,398	114,878
Reinsurance assets [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	(44,579)	(45,836)
Reinsurance assets [Member] | US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	(42,806)	(44,645)
Reinsurance assets [Member] | Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	$ (1,773)	$ (1,191)